DREYFUS STOCK FUNDS
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

June 2, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Stock Funds
(Registration Nos: 333-100610 and 811-21236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), Dreyfus Stock Funds (the "Company") hereby certifies that:

(1)
the prospectus and statement of additional information ("SAI") that would have been filed pursuant to Rule 497(c) under the Securities Act for Dreyfus International Equity Fund, a series of the Company, would not have differed from the prospectus and SAI contained in Post-Effective Amendment No. 28 to the Company's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 28 to the Company's Registration Statement on Form N-1A was filed electronically on May 28, 2015.

DREYFUS STOCK FUNDS

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President